Related Party Transactions	12 Months Ended
Jan. 31, 2022
Disclosure of transactions between related parties [abstract]
Related Party Transactions [Text Block]

12. Related Party Transactions

Related parties include key management personnel, the Board of Directors, close family members and enterprises that are controlled by these individuals as well as certain persons performing similar functions. Key management of the Company are members of the Board of Directors, the Chief Executive Officer ("CEO"), the Chief Financial Officer ("CFO") and the Chief Operating Officer ("COO").

Transactions with key management personnel not disclosed elsewhere in the financial statements include the following:

	Year ended January 31, 2022	Year ended January 31, 2021

Management fees to the CEO	$109,500	$99,500
Management fees to a prior director	-	6,000
Management fees to the COO	92,000	68,000
Management fees to the CFO	68,345	43,550
Total Management fees	$269,845	$217,050
Vehicle expense to the CEO	18,000	12,000
Vehicle expenses to the COO	18,000	10,500
Rent to the CEO included in rent expense	28,500	21,500
	$334,345	$261,050

During the year ended January 31, 2022, the Company paid $127,000 (January 31, 2021: $61,329) being marketing expenses to companies controlled by the children of the CEO.

As of January 31, 2022, there was $nil due to any related parties (January 31, 2021- $nil). During the year ended January 31, 2022, there was $12,995 advanced to the CEO to meet Company expenses (2021: $12,995) and included in prepaid expenses.